Principal LifeTime 2010 Fund (First Prospectus Summary) | Principal LifeTime 2010 Fund
Principal LifeTime 2010 Fund
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class and The Costs of
Investing" beginning on page 194, of the Fund's prospectus and "Multiple Class
Structure" beginning on page 129 of the Fund's Statement of Additional
Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Principal LifeTime 2010 Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Principal LifeTime 2010 Fund Class A
Management Fees		0.03%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.65%
Total Annual Fund Operating Expenses		1.14%
Expense Reimbursement	[1]	0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.06%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses and Acquired Fund Fees and Expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2010 Fund Class A	652	884	1,135	1,852

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2010 Fund Class A	652	884	1,135	1,852

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio).
An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs.
These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 16.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation
("Principal"); Principal has hired a sub-advisor, Principal Global Investors,
LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of
Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems).
There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Underlying funds may utilize derivatives.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income
Fund. At that time, the Fund may be combined with the Principal LifeTime
Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value.

Target Allocations Over Time
  Target Date (Assumed Retirement) U.S. Equity     Non-U.S. Equity Fixed Income
  % of Total Assets    31%    10%     59%

15 Years after Retirement       U.S. Equity Non-U.S. Equity Fixed Income
  % of Total Assets    18%     4%     78%

*As of March 31, 2011

** Currently, shareholders at or in retirement also receive indirect exposure to the real estate asset class through the underlying Diversified Real Asset and Global Diversified Income Funds.
Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the
Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the
Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005. The returns for Class A, for the periods prior to those dates, are based on the performance of the
Institutional Class shares adjusted to reflect the fees and expenses of Class A shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional
Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the
Principal LifeTime 2010 Blended Index were 38.8% Russell 3000® Index, 13.7%
MSCI-EAFE Index NDTR D, and 47.5% Barclays Capital Aggregate Bond Index.
Effective March 31, 2012, the weightings for the Principal LifeTime 2010 Blended
Index will be 32.40% Russell 3000® Index, 11.60% MSCI-EAFE Index NDTR D, and
56.00% Barclays Capital Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar Q2 '09 13.95% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -16.36% chart above:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Principal LifeTime 2010 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	(4.68%)	(0.71%)	3.22%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(5.29%)	(1.71%)	2.36%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.94%)	(1.08%)	2.34%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	4.67%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%
Principal LifeTime 2010 Blended Index	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	4.50%	2.88%	4.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.